Income Taxes (Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	[1]	Mar. 31, 2016		Mar. 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	31.00%		33.00%	[1]	36.00%	[2]
Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Reversal income taxes recognized					¥ 31,703
Partial Amendment of the Income Tax Act and Partial Amendment of the Local Tax Act, Enacted on March 29, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Reversal income taxes recognized			¥ 17,638
Effective for Annual Reporting Periods Commencing on April 1, 2015 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate			33.00%		33.00%
Effective Japanese statutory corporate tax rate					33.00%
Effective for Annual Reporting Periods Commencing on and after April 1, 2016 | Partial Amendment of the Income Tax Act, Enacted on March 31, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate					32.00%
Effective for Annual Reporting Periods Commencing on April 1, 2016 | Partial Amendment of the Income Tax Act and Partial Amendment of the Local Tax Act, Enacted on March 29, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate			31.00%
Effective Japanese statutory corporate tax rate			31.00%
Effective for Annual Reporting Periods Commencing on and after April 1, 2017 | Partial Amendment of the Income Tax Act and Partial Amendment of the Local Tax Act, Enacted on March 29, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Effective Japanese statutory corporate tax rate			30.00%

[1]	Tax rate change in Japan for the year ended March 31, 2016: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 15 of 2016) and "Partial Amendment of the Local Tax Act, etc."(Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the Japanese statutory income tax rate decreased to 31% for the year ended March 31, 2017 from 33% for the year ended March 31, 2016. The effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.
[2]	Tax rate change in Japan for the year ended March 31, 2015: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the Japanese statutory income tax rate decreased to 33% for the year ended March 31, 2016 from 36% for the year ended March 31, 2015. The effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.